UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)


                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2006
                         ----------------

Date of reporting period:  APRIL 30, 2006
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                          (FUNDX UPGRADER FUNDS LOGO)

                                     FUNDX
                              STOCK UPGRADER FUND

                 A SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2006

                                                       FUNDX STOCK UPGRADER FUND

April 30, 2006

Dear Shareholders,

We are proud to present this first Semi-Annual Report for the FundX Stock Upgrader Fund (STOCX) which began on November 1, 2005. Since inception, STOCX assets have grown to nearly $51 million and the fund has outperformed its benchmark, S&P 500: from November 1, 2005 to April 30, 2006, STOCX was up 15.84%, while the S&P 500 returned 9.97%.

The FundX Stock Upgrader Fund (STOCX) uses an Upgrading strategy to buy what we believe are the best performing U.S. stocks in the current market environment. This means we invest in whatever stocks rank highly in our proprietary scoring system. We are not limited to stocks of a certain style or size - we invest in the stocks we believe currently offer the best opportunities, whether these are growth or value stocks or large, mid or small cap stocks.

STOCX is unlike most mutual funds which focus on a specific style or capitalization. We believe that funds that specialize in one segment of the market, such as growth or value, only do well in certain market environments. A growth fund, for example, is only likely to outperform when the market favors growth stocks, but when the market shifts to value - as it inevitably should - the growth fund may suffer.

STOCX never limits investments to a narrow, Morningstar "Style Box" category because we believe it simply makes sense to be open to all possibilities in the market. This approach is catching on - both Forbes and the Wall Street Journal recently ran articles touting the success of all-cap (also called "go anywhere" or "multi-cap") funds.

Investing across all capitalizations and styles is nothing new for DAL Investment Company, advisor to the FundX Stock Upgrader Fund. DAL has been applying the Upgrading strategy to noload mutual funds since 1969 and, with the inception of STOCX, began applying the Upgrading methodology to stocks.

MARKET PERSPECTIVE

Large-cap stocks out-performed small-cap stocks since the end of the first quarter, but from January through April 30, 2006, small caps are still far ahead. Pundits are predicting that the long-expected reversal of the long-running small-cap trend may finally be at hand. Yet, they've been wrong before. We choose to stay with the leaders until performance proves otherwise. In Upgrading, it's unnecessary to call trends in advance.

Across all size caps, value companies outperformed growth stocks by wide margins in the second quarter, but earlier in the year growth stocks, particularly small- and mid-cap, had been gaining on their value counterparts.

Among sectors, energy and natural resources continue to surge as strong demand keeps upward pressure on commodity prices and raw materials. Financial services gained strength recently, enjoying the rising interest rate environment.

FUNDX STOCK UPGRADER FUND (STOCX)

Of the 64 holdings in this portfolio, 34 were purchased within its first month.

Over 30 industries were represented in the portfolio during its first six months, and their weightings vary from month to month depending on where performance was the strongest.

Initially the portfolio was fairly heavily weighted in oil and gas companies (11% of the total holdings), but ended the half-year market with just 3% of assets invested in that area.

Health care providers also initially weighed in heavily (19%), then lost ground to other better performing areas of the market. Health care providers now comprise only 5% of the total.

It may surprise some to learn that technology stocks have been an increasing presence in the portfolio, particularly semiconductors (12%), communications equipment (8%) and computers (4%).

Metals and mining has been a presence since the start (at 3% back in November) and has increased to a 7% component of the portfolio.

The best return from an individual company came from iron and steel producer Allegheny Technologies, Inc. (ATI), which increased over 140% since purchased on the inception day of STOCX. Semiconductor company NVIDIA Corp. (NVDA) made gains of over 75% for the period, while oil and gas equipment giant Slumberger returned over 50%.

On the flip side, we harvested losses from companies such as Janus Capital Group, Inc. and National Oilwell Varco (NOV), each losing 20% for the portfolio.

SHAREHOLDER BENEFITS

Expanded Shareholder Communications -
We expanded The Upgrader, our quarterly publication on the Upgrader Funds, to include information on the FundX Stock Upgrader Fund. The new 12-page format also gives us more room to answer your questions, show you how the funds have performed and keep you up-to-date on the Upgrades we've made in the fund portfolios.

Online Account Access
We continue to add benefits to our website, www.upgraderfunds.com.  You can find
                                            ---------------------
the prospectus and application for the FundX Stock Upgrader Fund, as well as monthly and standardized performance figures and the complete portfolio holdings.

Direct shareholders can log in to track their accounts and new investors can now open and fund an account online. Go to www.upgraderfunds.com and click Account
                                        ---------------------
Access to get started.

Sincerely,

/s/Janet Brown
Janet Brown
President, DAL Investment Company

The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods.

The Fund invests in small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies.

There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees or the Advisor may determine to liquidate the Fund. A liquidation can be initiated by the Board of Trustees without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Short term performance, in particular, is not a good indication of the Fund's future performance, and an investment should not be made based solely on returns.

The information provided in this letter represents the opinion of Janet Brown and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

While the FundX Stock Upgrader Fund is no-load, there are management and distribution fees that apply.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Please refer to the Schedule of Investments on page 6 of this report for complete fund holdings. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index. (06/06)

SECTOR ALLOCATION AT APRIL 30, 2006 (UNAUDITED)

Consumer Discretionary                        8.2%
Consumer Staples                              2.2%
Energy                                       11.8%
Financials                                   13.2%
Health Care                                  10.0%
Industrials                                  10.6%
Information Technology                       31.1%
Materials                                     9.5%
Telecommunication Services                    2.0%
Utilities                                     1.0%
Cash*<F1>                                     0.4%

*<F1>  Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

  As a shareholder of the FundX Stock Upgrader Fund (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/05 - 4/30/06).

ACTUAL EXPENSES

  The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held for less than one month. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                       Beginning                  Ending               Expenses Paid
                                                        Account                  Account             During the Period
                                                     Value 11/1/05            Value 4/30/06        11/1/05 - 4/30/06*<F2>
                                                     -------------             ------------        ----------------------
Actual                                                   $1,000                   $1,158                   $8.03
Hypothetical (5% annual return before expenses)          $1,000                   $1,017                   $7.50


*<F2> Expenses are equal to the Fund's annualized expense ratio for the most recent six-month period of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

SCHEDULE OF INVESTMENTS AT APRIL 30, 2006 (UNAUDITED)

      Shares                                                      Value
      ------                                                      -----
COMMON STOCKS: 99.6%

BIOTECHNOLOGY: 3.6%
      17,372   Applera Corp - Applied Biosystems Group          $   501,008
      15,979   Gilead Sciences, Inc.*<F3>                           918,793
      13,679   MedImmune, Inc.*<F3>                                 430,478
                                                                -----------
                                                                  1,850,279
                                                                -----------
CAPITAL MARKETS: 5.6%
       3,611   The Bear Stearns Companies, Inc.                     514,604
      37,926   E*Trade Financial Corp.*<F3>                         943,599
      44,468   Janus Capital Group, Inc.                            865,347
       3,528   Lehman Brothers Holdings, Inc.                       533,257
                                                                -----------
                                                                  2,856,807
                                                                -----------
CHEMICALS: 0.9%
       5,684   Monsanto Co.                                         474,046
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES: 4.5%
      81,049   Allied Waste Industries, Inc.*<F3>                 1,147,654
      19,836   Monster Worldwide, Inc.*<F3>                       1,138,586
                                                                -----------
                                                                  2,286,240
                                                                -----------
COMMUNICATIONS EQUIPMENT: 7.3%
     199,580   Ciena Corp.*<F3>                                     816,282
      37,957   Corning, Inc.*<F3>                                 1,048,752
     243,666   JDS Uniphase Corp.*<F3>                              850,394
      64,288   Tellabs, Inc.*<F3>                                 1,018,965
                                                                -----------
                                                                  3,734,393
                                                                -----------
COMPUTERS & PERIPHERALS: 4.1%
       8,130   Apple Computer, Inc.*<F3>                            572,271
      14,849   Hewlett-Packard Co.                                  482,147
      27,947   Network Appliance, Inc.*<F3>                       1,035,995
                                                                -----------
                                                                  2,090,413
                                                                -----------
Construction & Engineering: 1.1%
       5,953   Fluor Corp.                                          553,093
                                                                -----------
DIVERSIFIED FINANCIAL SERVICES: 1.8%
      14,414   Moody's Corp.                                        893,812
                                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES: 2.0%
     150,273   Qwest Communications
                 International, Inc.*<F3>                         1,008,332
                                                                -----------
ELECTRIC UTILITIES: 1.0%
      15,056   Allegheny Energy, Inc.*<F3>                          536,445
                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS: 3.9%
      13,479   Agilent Technologies, Inc.*<F3>                      517,863
      11,949   Jabil Circuit, Inc.*<F3>                             465,892
      28,703   Tektronix, Inc.                                    1,013,790
                                                                -----------
                                                                  1,997,545
                                                                -----------
Energy Equipment & Services: 8.7%
       7,157   Baker Hughes, Inc.                                   578,500
       6,946   Halliburton Co.                                      542,830
      11,597   Rowan Companies, Inc.                                514,095
      16,088   Schlumberger Ltd.                                  1,112,324
       6,340   Transocean, Inc.*<F3>                                513,984
      22,146   Weatherford International, Ltd.*<F3>               1,172,188
                                                                -----------
                                                                  4,433,921
                                                                -----------
FOOD PRODUCTS: 2.2%
      30,492   Archer-Daniels-Midland Co.                         1,108,079
                                                                -----------
HEALTH CARE PROVIDERS & SERVICES: 4.4%
      21,219   AmerisourceBergen Corp.                              915,600
      11,184   Express Scripts, Inc.*<F3>                           873,918
       9,562   Humana, Inc.*<F3>                                    432,011
                                                                -----------
                                                                  2,221,529
                                                                -----------
HOTELS RESTAURANTS & LEISURE: 3.9%
      11,927   Darden Restaurants, Inc.                             472,309
      27,231   Starbucks Corp.*<F3>                               1,014,899
       8,225   Wendy's International, Inc.                          508,141
                                                                -----------
                                                                  1,995,349
                                                                -----------
INSURANCE: 2.0%
      24,445   Aon Corp.                                          1,024,490
                                                                -----------
INTERNET SOFTWARE & SERVICES: 2.1%
       2,578   Google, Inc. - Class A*<F3>                        1,077,449
                                                                -----------
MACHINERY: 2.1%
       7,238   Caterpillar, Inc.                                    548,206
       4,866   Cummins, Inc.                                        508,497
                                                                -----------
                                                                  1,056,703
                                                                -----------
METALS & MINING: 8.6%
      16,604   Allegheny Technologies, Inc.                       1,151,321
       8,158   Freeport-McMoRan Copper & Gold,
                 Inc. - Class B                                     526,844
       9,740   Nucor Corp.                                        1,059,907
      12,344   Phelps Dodge Corp.                                 1,063,929
       8,375   United States Steel Corp.                            573,688
                                                                -----------
                                                                  4,375,689
                                                                -----------
OIL & GAS: 3.1%
       3,467   Amerada Hess Corp.                                   496,717
       6,673   Marathon Oil Corp.                                   529,569
       8,492   Valero Energy Corp.                                  549,772
                                                                -----------
                                                                  1,576,058
                                                                -----------
PHARMACEUTICALS: 2.0%
      58,855   King Pharmaceuticals, Inc.*<F3>                    1,023,489
                                                                -----------
REAL ESTATE: 3.8%
      11,107   Boston Properties, Inc.                              980,415
      25,658   Kimco Realty Corp.                                   952,682
                                                                -----------
                                                                  1,933,097
                                                                -----------
ROAD & RAIL: 2.9%
      12,391   Burlington Northern Santa Fe Corp.                   985,456
       9,600   Norfolk Southern Corp.                               518,400
                                                                -----------
                                                                  1,503,856
                                                                -----------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 11.6%
      30,848   Advanced Micro Devices, Inc.*<F3>                    997,933
     255,975   Applied Micro Circuits Corp.*<F3>                    939,428
      23,438   Broadcom Corp. - Class A*<F3>                        963,536
      88,330   LSI Logic Corp.*<F3>                                 940,715
      35,588   NVIDIA Corp.*<F3>                                  1,039,881
      82,627   PMC - Sierra, Inc.*<F3>                            1,027,054
                                                                -----------
                                                                  5,908,547
                                                                -----------
SOFTWARE: 2.1%
      26,885   Citrix Systems, Inc.*<F3>                          1,073,249
                                                                -----------
SPECIALTY RETAIL: 4.3%
       9,118   Best Buy Co., Inc.                                   516,626
      20,456   Circuit City Stores, Inc.                            588,110
      27,221   Office Depot, Inc.*<F3>                            1,104,628
                                                                -----------
                                                                  2,209,364
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $47,087,397)                                             50,802,274
                                                                -----------
SHORT-TERM INVESTMENT: 1.3%
     633,357   Fidelity Institutional
                 Money Market Portfolio                             633,357
                                                                -----------
TOTAL SHORT-TERM INVESTMENT
  (Cost $633,357)                                                   633,357
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES: 100.9%                          51,435,631
  (Cost $47,720,754)
Liabilities in Excess of Other Assets: (0.9)%                      (434,084)
                                                                -----------
TOTAL NET ASSETS: 100.0%                                        $51,001,547
                                                                -----------
                                                                -----------

*<F3>     Non-income producing security.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 2006 (UNAUDITED)

ASSETS
  Investments in securities, at value
    (cost $47,720,754) (Note 2)                                   $51,435,631
  Receivables:
     Fund shares sold                                                 571,605
     Dividends and interest                                            20,045
  Prepaid expenses                                                     20,700
                                                                  -----------
       Total assets                                                52,047,981
                                                                  -----------
LIABILITIES
  Payables:
     Investment securities purchased                                  963,533
     Fund shares redeemed                                               7,720
     Advisory fees                                                     37,316
     Administration fees                                                4,332
     Custody fees                                                       3,421
     Fund accounting fees                                              10,296
     Transfer agent fees                                                3,181
     Chief compliance officer fees                                        600
  Other accrued expenses                                               16,035
                                                                  -----------
       Total liabilities                                            1,046,434
                                                                  -----------
  NET ASSETS                                                      $51,001,547
                                                                  -----------
                                                                  -----------
  Net asset value, offering and redemption price per share
    ($51,001,547/1,761,026, shares outstanding; unlimited
    number of shares authorized without par value)                     $28.96
                                                                       ------
                                                                       ------
COMPONENTS OF NET ASSETS
  Paid-in capital                                                 $48,309,924
  Accumulated net investment loss                                     (86,502)
  Accumulated net realized loss on investments                       (936,752)
  Net unrealized appreciation on investments                        3,714,877
                                                                  -----------
       Net assets                                                 $51,001,547
                                                                  -----------
                                                                  -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                        $   90,359
  Interest                                                             20,240
                                                                   ----------
       Total investment income                                        110,599
                                                                   ----------
EXPENSES (NOTE 3)
  Advisory fees                                                       131,401
  Custody fees                                                         18,415
  Fund accounting fees                                                 15,693
  Transfer agent fees                                                  11,274
  Registration fees                                                     9,815
  Audit fees                                                            8,227
  Administration fees                                                   7,868
  Reports to shareholders                                               4,469
  Legal fees                                                            3,331
  Trustee fees                                                          2,771
  Miscellaneous                                                         1,582
  Chief compliance officer fees                                           900
  Insurance expense                                                       392
                                                                   ----------
     Total expenses                                                   216,138
     Less:  fees waived                                               (19,037)
                                                                   ----------
     Net expenses                                                     197,101
                                                                   ----------
       Net investment loss                                            (86,502)
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                   (936,752)
  Change in net unrealized appreciation on investments              3,714,877
                                                                   ----------
     Net realized and unrealized gain on investments                2,778,125
                                                                   ----------
       Net increase in net assets resulting from operations        $2,691,623
                                                                   ----------
                                                                   ----------

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                              Period Ended
                                                           April 30, 2006*<F6>
                                                               (Unaudited)
                                                               -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss                                         $   (86,502)
  Net realized loss on investments                               (936,752)
  Change in net unrealized appreciation on investments          3,714,877
                                                              -----------
     Net increase in net assets resulting from operations       2,691,623
                                                              -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
    net change in outstanding shares (a)<F4> (b)<F5>           48,309,924
                                                              -----------
     Total increase in net assets                              51,001,547
                                                              -----------
NET ASSETS
  Beginning of period                                                  --
                                                              -----------
  End of period                                               $51,001,547
                                                              -----------
                                                              -----------
  Accumulated net investment loss                             $   (86,502)
                                                              -----------
                                                              -----------

(a)<F4>   Net of redemption fees of $4,314.
(b)<F5>   Summary of capital share transactions is as follows:

                                                 Period Ended
                                             April 30, 2006*<F6>
                                             -------------------
                                          Shares              Value
                                          ------              -----
Shares sold                              1,928,153         $53,035,758
Shares redeemed (a)<F4>                   (167,127)         (4,725,834)
                                         ---------         -----------
Net increase                             1,761,026         $48,309,924
                                         ---------         -----------
                                         ---------         -----------

*<F6>     Fund commenced operations November 1, 2005.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                            Period Ended
                                                         April 30, 2006*<F9>
                                                             (Unaudited)
                                                             -----------
  Net asset value, beginning of period                          $25.00
                                                                ------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss                                         (0.05)
     Net realized and unrealized gain on investments              4.01
                                                                ------
  Total from investment operations                                3.96
                                                                ------
  Paid-in capital from redemption fees (Note 2)                   0.00**<F10>
                                                                ------
  Net asset value, end of period                                $28.96
                                                                ------
                                                                ------

  Total return                                                   15.84%^<F7>

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions)                           $51.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed                        1.65%+<F8>
  After fees waived and expenses absorbed                         1.50%+<F8>

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed                       (0.81)%+<F8>
  After fees waived and expenses absorbed                        (0.66)%+<F8>
  Portfolio turnover rate                                        98.43%^<F7>

^<F7>     Not Annualized.
+<F8>     Annualized.
*<F9>     Fund commenced operations November 1, 2005.
**<F10>   Amount is less than $0.01.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2006 (UNAUDITED)

NOTE 1 - ORGANIZATION

  FundX Stock Upgrader Fund (the "Fund") is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund commenced operations on November 1, 2005.

  The Fund's investment objective is to seek long term growth through capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

 A. Securities Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on NASDAQ shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Securities for which quotations are not readily available are fair valued as determined in good faith by the Board of Trustees. When a security is "fair valued," consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund's Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At April 30, 2006, the Fund did not hold fair valued securities. Short term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

 B. Federal Income Taxes. The Fund has elected to be taxed as "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

      Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

 C. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

 D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

 E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

 F. Share Valuation. The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than one month. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund's daily NAV calculation.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  DAL Investment Company, LLC (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00%. For the period ended April 30, 2006, the Fund incurred $131,401 in advisory fees.

  The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund expenses, excluding interest and tax expense, so that its ratio of expenses to average net assets will not exceed 1.50%. The contract's term is indefinite and may be terminated only by the Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment. For the period ended April 30, 2006, the Advisor has waived $19,037 in fees for the Fund.

  At April 30, 2006, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be recouped was $19,037. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

                Year of Expiration                  Amount
                ------------------                  ------
                 October 31, 2009                  $19,037

  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S Bancorp, serves as the Fund's Administrator ("Administrator") and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:
          Under $36 million                  $36,000
          $36 to $150 million                0.10% of average daily net assets
          Over $150 million                  0.05% of average daily net assets

For the period ended April 30, 2006, the Fund incurred $7,868 in administration fees.

  Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. U.S. Bank, N.A. serves as custodian (the "Custodian") to the Fund. Both the Distributor and Custodian are affiliates of the Administrator. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator.

  For the period ended April 30, 2006, the Fund was allocated $900 of the Trust's Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the period ended April 30, 2006 were $78,099,959 and $30,075,800, respectively.

  There were no purchases or sales of U.S. Government obligations for the period ended April 30, 2006.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

  For the period ended April 30, 2006, there were no distributions for the Fund.

  The cost basis of investments for federal income tax purposes at April 30, 2006 was as follows:

     Cost of investments                              $47,720,754
                                                      -----------
                                                      -----------
     Gross tax unrealized appreciation                  4,720,098
     Gross tax unrealized depreciation                 (1,005,221)
                                                      -----------
     Net tax unrealized appreciation                    3,714,877
                                                      -----------

  Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Fund's website at www.fundxfund.com. Furthermore, you can obtain the
                  -----------------
description on the SEC's website at www.sec.gov.
                                    -----------

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863]. In addition, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
-----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

  The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863]. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov. The Fund's schedule of portfolio holdings is posted on its website
-----------
at www.fundxfund.com ten business days after calendar quarter end.
   -----------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

  At a meeting held on June 13, 2005, the Board (including the Independent Trustees) considered and approved the Advisory Agreement for an initial period beginning with the commencement of operations and ending August 31, 2007 and an indefinite period thereafter subject to further approval by the Board. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor regarding the FundX Stock Upgrader Fund (the "Fund"). This information, together with the information provided to the Independent Trustees prior to this meeting, formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreement:

   1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the Advisor's specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board's knowledge of the Advisor's operations. The Board noted that they had a long and successful history with the Advisor that they received assurances that the shareholder base of the Fund would not detract assets from the existing Funds. The Board then concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

   2. THE OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed information on the performance of other similar accounts managed by the Advisor (e.g. the FundX Upgrader Funds). The Board also discussed the overall performance and profitability of the Advisor and reviewed the Advisor's financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund, noting in particular that the Advisor was contractually agreeing to reimburse or waive fees to maintain the Fund's expense limitation at 1.50%. In addition, the Trustees concluded that the Advisor's profit from sponsoring the Fund would likely not be excessive and, after review of relevant financial information, the Advisor maintained adequate profit levels to support the Fund. The Trustees concluded that the Advisor's performance was satisfactory under current market conditions.

   3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor.

       The Board then compared the fees paid by the Fund to the fees paid by the Advisor's existing FundX Upgrader Funds. After discussing issues and reviewing the materials that were provided, the Trustees concluded that the Fund's expenses were fair and reasonable in comparison to its relevant peer group and the FundX Upgrader Funds.

   4. ECONOMIES OF SCALE. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow. The Board noted that although the Fund does not have advisory fee breakpoints, the Advisor had contractually agreed to reduce its advisory fees or reimburse expenses through the specified period so that the Fund does not exceed its specified expense limitations. After discussing issues and reviewing materials that were provided, the Trustees concluded that the Fund's expenses were fair and reasonable in comparison to its relevant peer group and the FundX Upgrader Funds.

   5. THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Advisor's financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund. The Board considered the Advisor's profitability report including the additional benefits that would be derived by the Advisor from its relationship with the Fund, namely benefits received in exchange for "soft dollars". The Board noted that they would receive information on soft dollar payments on a quarterly basis once the Fund was in operations. After such review, the Board determined that the profitability rates to the Advisor with respect to the Advisory Agreement are not excessive and that the Advisor had maintained adequate profit levels to support the services to the Fund.

  No single factor was determinative of the Board's decision to approve the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund and that the Fund's shareholders were likely to receive reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the approval of the Advisory Agreement would be in the best interests of the Fund and its potential shareholders.

ADVISOR
DAL Investment Company LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee,WI 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee,WI 53202
(866) 455-FUND

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait,Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

                                     Symbol              CUSIP
FundX Stock Upgrader Fund            STOCX             360877104

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)
                   -----------------------------------------

     By (Signature and Title)*<F11> /s/Robert M. Slotky
                                    -----------------------------
                                    Robert M. Slotky, President

     Date      June 28, 2006
            --------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F11> /s/ Robert M. Slotky
                                    --------------------------------------
                                    Robert M. Slotky, President

     Date    June 28, 2006
           ------------------

     By (Signature and Title)*<F11> /s/ Eric W. Falkeis
                                    -----------------------------
                                    Eric W. Falkeis, Treasurer

     Date    July 7, 2006
           ----------------

*<F11> Print the name and title of each signing officer under his or her signature.